UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	11/30

Date of reporting period:	2/28/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS — 86.08%	Shares	Fair Value

Beverages — 7.79%
Coca-Cola Company (The)	25,226	$1,143,747
Molson Coors Brewing Company, Class B	16,809	1,036,443
		2,180,190
Biotechnology — 1.62%
Celgene Corporation(a)	5,440	452,173

Diversified Financial Services — 2.78%
Berkshire Hathaway, Inc., Class B(a)	3,871	779,232

Electric Utilities — 12.25%
Alliant Energy Corporation	18,905	867,172
Duke Energy Corporation	14,382	1,289,491
PPL Corporation	39,585	1,273,449
		3,430,112
Entertainment — 2.18%
Viacom, Inc., Class B	20,855	609,383

Equity Real Estate Investment Trusts (REITs) — 14.12%
GEO Group, Inc. (The)	33,400	758,848
Host Hotels & Resorts, Inc.	29,550	579,476
Iron Mountain, Inc.	16,763	593,745
OUTFRONT Media, Inc.	29,132	653,722
Park Hotels & Resorts, Inc.	18,282	571,130
Public Storage	3,764	796,048
		3,952,969
Food Products — 13.43%
Conagra Brands, Inc.	24,476	572,004
General Mills, Inc.	21,427	1,009,854
Hershey Company (The)	11,439	1,266,068
Kraft Heinz Company (The)	9,998	331,834
Tyson Foods, Inc., Class A	9,380	578,371
		3,758,131
Health Care Providers & Services — 1.97%
Quest Diagnostics, Inc.	6,366	550,977

Household Durables — 3.24%
Newell Brands, Inc.	55,887	907,046

Household Products — 5.72%
Clorox Company (The)	6,978	1,102,734
Colgate-Palmolive Company	7,566	498,372
		1,601,106
Independent Power and Renewable Electricity Producers — 4.37%
AES Corporation	70,949	1,222,451

Multi-Utilities — 6.99%
Consolidated Edison, Inc.	10,613	875,042
Dominion Energy, Inc.	14,609	1,082,381
		1,957,423
Personal Products — 3.01%
Coty, Inc., Class A	76,640	843,040

Pharmaceuticals — 1.99%
Bristol-Myers Squibb Company	10,792	557,515

Water Utilities — 4.62%
American Water Works Company, Inc.	6,952	706,462
Aqua America, Inc.	16,322	586,613
		1,293,075

Total Common Stocks (Cost $23,324,789)		24,094,823

MONEY MARKET FUNDS - 11.40%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.29%(b)	3,190,291	3,190,291

Total Money Market Funds (Cost $3,190,291)		3,190,291

Total Investments — 97.48% (Cost $26,515,080)		27,285,114

Other Assets in Excess of Liabilities — 2.52%		705,875
NET ASSETS — 100.00%		$27,990,989

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2019.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,979,663
Gross unrealized depreciation	(1,179,579)
Net unrealized appreciation	$800,084
Aggregate cost of securities for federal income tax purposes	$26,485,030

Symons Value Institutional Fund

Related Notes to the Schedule of Investments

February 28, 2019

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions informaion available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments - continued

February 28, 2019

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Symons Capital Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$24,094,823	$-	$-	$24,094,823
Money Market Funds	3,190,291	-	-	3,190,291
Total	$27,285,114	$-	$-	$27,285,114

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS — 97.60%	Shares	Fair Value

Consumer Discretionary — 5.90%
Century Communities, Inc.(a)	20,000	$456,600
Green Brick Partners, Inc.(a)	32,000	285,120
Lennar Corporation, Class A	3,000	143,940
M/I Homes, Inc.(a)	24,000	624,960
		1,510,620
Energy — 21.07%
Bonanza Creek Energy, Inc.(a)	9,000	206,730
Cabot Oil & Gas Corporation	10,500	258,510
Callon Petroleum Company(a)	57,000	436,050
Comstock Resources, Inc.(a)	71,000	506,940
DHT Holdings, Inc.	32,000	138,240
Encana Corporation	15,300	110,925
Extraction Oil & Gas, Inc.(a)	30,000	126,000
GasLog Ltd.	15,000	241,800
HighPoint Resources Corporation(a)	100,000	259,000
Mammoth Energy Services, Inc.	5,700	131,043
Marathon Petroleum Corporation	4,100	254,241
Murphy Oil Corporation	18,000	520,200
Occidental Petroleum Corporation	3,700	244,755
ProPetro Holding Corporation(a)	5,000	99,300
Smart Sand, Inc.(a)	48,300	144,417
Solaris Oilfield Infrastructure, Inc.	19,500	331,500
SRC Energy, Inc.(a)	32,500	149,500
Teekay Tankers Ltd., Class A(a)	245,000	262,150
Total S.A. - ADR	9,100	517,881
VAALCO Energy, Inc.(a)	195,000	454,350
		5,393,532
Financials — 33.41%
ACNB Corporation	5,500	216,700
AmeriServ Financial, Inc.	40,000	169,200
Banco Bilbao Vizcaya Argentaria S.A. - ADR	23,000	142,140
Bank of America Corporation	10,000	290,800
Barclays plc - ADR	58,000	502,280
C&F Financial Corporation	2,700	139,293
Citizens Financial Group, Inc.	3,500	129,290
Comerica, Inc.	1,500	130,665
Cowen, Inc., Class A(a)	40,000	619,200
E*TRADE Financial Corporation	5,200	254,748

Enova International, Inc.(a)	11,000	280,720
Essent Group Ltd.(a)	6,000	258,840
Evercore, Inc., Class A	2,800	257,880
First Bank/ Hamilton NJ	11,500	133,055
First Choice Bancorp	5,700	132,810
First United Corporation	7,300	126,290
FS Bancorp, Inc.	5,100	264,435
Hancock Whitney Corporation	6,300	275,184
Independent Bank Group, Inc.	9,000	521,640
KeyCorp	7,300	128,918
NMI Holdings, Inc., Class A(a)	10,000	241,500
OFG Bancorp	6,500	134,485
Orrstown Financial Services, Inc.	5,600	114,352
Popular, Inc.	4,500	253,710
QCR Holdings, Inc.(a)	3,600	128,700
Select Bancorp, Inc.(a)	10,500	121,485
Signature Bank	5,400	733,104
SLM Corporation(a)	13,200	145,860
Sterling Bancorp	29,000	589,570
Synchrony Financial	9,500	309,795
Texas Capital Bancshares, Inc.(a)	4,000	244,120
Zions Bancorporation	11,000	562,100
		8,552,869
Health Care — 3.46%
Corcept Therapeutics, Inc.(a)	20,000	249,400
Exelixis, Inc.(a)	16,000	358,240
Kamada Ltd.(a)	45,000	279,000
		886,640
Industrials — 13.30%
Aircastle Ltd.	13,000	258,180
Atlas Air Worldwide Holdings, Inc.(a)	9,200	494,408
Covenant Transportation Group, Inc., Class A(a)	10,000	228,100
Diana Shipping, Inc.(a)	34,000	89,420
DMC Global, Inc.	3,500	164,430
Great Lakes Dredge & Dock Corporation(a)	18,500	164,650
IES Holdings, Inc.(a)	14,000	257,320
L.B. Foster Company, Class A(a)	6,200	107,322
PAM Transportation Services, Inc.(a)	5,300	268,498
Primoris Services Corporation	12,500	292,125
Rush Enterprises, Inc., Class B	3,200	132,160
Safe Bulkers, Inc.(a)	170,000	255,000
Seaspan Corporation	15,000	132,000
Spirit Airlines, Inc.(a)	10,000	562,500
		3,406,113

Information Technology — 6.00%
Coda Octopus Group, Inc.(a)	21,000	151,410
CSG Systems International, Inc.	6,000	249,300
IEC Electronics Corporation(a)	20,000	150,800
RF Industries Ltd.	19,000	140,030
Sanmina Corporation(a)	15,500	495,070
SMART Global Holdings, Inc.(a)	9,300	272,583
Technical Communications Corporation(a)	29,000	77,140
		1,536,333
Materials — 13.26%
Cleveland-Cliffs, Inc.	45,000	499,050
Commercial Metals Company	14,000	231,700
Grupo Simec SA de CV - ADR(a)	13,700	127,684
Mosaic Company (The)	8,000	250,160
New Gold, Inc.(a)	560,000	489,104
Nucor Corporation	4,600	278,622
Olympic Steel, Inc.	29,000	563,180
Ramaco Resources, Inc.(a)	40,000	213,200
Steel Dynamics, Inc.	6,500	242,580
Synalloy Corporation	8,000	122,160
Universal Stainless & Alloy Products, Inc.(a)	13,400	246,292
Warrior Met Coal, Inc.	4,500	131,760
		3,395,492
Real Estate — 1.20%
Consolidated-Tomoka Land Company	2,100	124,110
Jernigan Capital, Inc.	8,500	182,325
		306,435

Total Common Stocks (Cost $25,386,735)		24,988,034

MONEY MARKET FUNDS - 3.71%

Fidelity Investments Money Market Government Portfolio, Class I, 2.29%(b)	950,710	950,710

Total Money Market Funds (Cost $950,710)		950,710

Total Investments — 101.31% (Cost $26,337,445)		25,938,744

Liabilities in Excess of Other Assets — (1.31)%		(335,934)

NET ASSETS — 100.00%		$25,602,810

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,150,604
Gross unrealized depreciation	(1,544,136)
Net unrealized depreciation	$(393,532)
Aggregate cost of securities for federal income tax purposes	$26,332,276

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2019 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2019– (Unaudited)

In accordance with the Trust’s valuation policies, SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$24,988,034	$-	$-	$24,988,034
Money Market Funds	950,710	-	-	950,710
Total	$25,938,744	$-	$-	$25,938,744

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	4/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	4/22/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	4/22/2019